SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended						48 Months Ended			2 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Jun. 30, 2013	Dec. 31, 2012	Feb. 28, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Mar. 15, 2012 Subsequent Event [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #1 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #2 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #3 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #4 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash										1,864,357
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)	$ 768,000	$ 50,000	$ 173,000	$ 10,000	$ 517,700	$ 5,000	$ 522,700			$ 59,000
Notes Payable, Current (in Dollars)	$ 4,432							$ 0	$ 0		$ 107,288
Stock Issued During Period, Shares, Other												500,000	1,000,000	1,100,100	900,000
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share)												$ 0.028	$ 0.02205	$ 0.02177	$ 0.0231